Fair Value Measurements (Details 5) (Predecessor, USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
VIE and other finance receivables and long-term debt
Realized and unrealized gains and losses included in earnings
Gains (losses) included in earnings	$ 46,020	$ 57,142	$ 173,660	$ 188,748	$ 261,835	$ 169,149
Change in unrealized gains (losses) relating to assets still held at the reporting date	46,020	57,142	173,660	188,157	261,244	169,433
Life settlement contracts income
Realized and unrealized gains and losses included in earnings
Gains (losses) included in earnings	51	183	(22)	(517)	(1,757)	(1,091)
Change in unrealized gains (losses) relating to assets still held at the reporting date	$ 51	$ 183	$ 31	$ (132)	$ (1,370)	$ (817)